Description of Business and Segmented Disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

A) Results of Operations – Segment and Operational Information

	Oil Sands		Deep Basin		Refining and Marketing
For the three months ended June 30,	2018	2017	2018	2017	2018	2017
Revenues
Gross Sales	3,248	1,666	241	124	2,777	2,397
Less: Royalties	179	36	16	8	-	-
	3,069	1,630	225	116	2,777	2,397
Expenses
Purchased Product	-	-	-	-	2,224	2,183
Transportation and Blending	1,642	879	27	10	-	-
Operating	263	264	109	55	197	192
Production and Mineral Taxes	-	-	1	-	-	-
(Gain) Loss on Risk Management	688	(14)	10	-	(1)	2
Operating Margin	476	501	78	51	357	20
Depreciation, Depletion and Amortization	383	284	107	55	55	55
Exploration Expense	4	-	-	-	-	-
Segment Income (Loss)	89	217	(29)	(4)	302	(35)

			Corporate and Eliminations		Consolidated
For the three months ended June 30,			2018	2017	2018	2017
Revenues
Gross Sales			(239)	(106)	6,027	4,081
Less: Royalties			-	-	195	44
			(239)	(106)	5,832	4,037
Expenses
Purchased Product			(200)	(103)	2,024	2,080
Transportation and Blending			(4)	(2)	1,665	887
Operating			(34)	(2)	535	509
Production and Mineral Taxes			-	-	1	-
(Gain) Loss on Risk Management			(122)	(275)	575	(287)
Depreciation, Depletion and Amortization			14	14	559	408
Exploration Expense			-	-	4	-
Segment Income (Loss)			107	262	469	440
General and Administrative			109	58	109	58
Finance Costs			156	168	156	168
Interest Income			(3)	(10)	(3)	(10)
Foreign Exchange (Gain) Loss, Net			212	(410)	212	(410)
Revaluation (Gain)			-	(2,555)	-	(2,555)
Transaction Costs			-	26	-	26
Re-measurement of Contingent Payment			377	(66)	377	(66)
Research Costs			7	5	7	5
(Gain) Loss on Divestiture of Assets			(1)	-	(1)	-
Other (Income) Loss, Net			2	(2)	2	(2)
			859	(2,786)	859	(2,786)
Earnings (Loss) From Continuing Operations Before Income Tax					(390)	3,226
Income Tax Expense (Recovery)					20	668
Net Earnings (Loss) From Continuing Operations					(410)	2,558

	Oil Sands		Deep Basin		Refining and Marketing
For the six months ended June 30,	2018	2017	2018	2017	2018	2017
Revenues
Gross Sales	5,654	2,728	500	124	5,009	5,001
Less: Royalties	237	63	51	8	-	-
	5,417	2,665	449	116	5,009	5,001
Expenses
Purchased Product	-	-	-	-	4,181	4,513
Transportation and Blending	3,134	1,445	52	10	-	-
Operating	559	404	200	55	515	411
Production and Mineral Taxes	-	-	1	-	-	-
(Gain) Loss on Risk Management	1,142	63	19	-	4	4
Operating Margin	582	753	177	51	309	73
Depreciation, Depletion and Amortization	745	454	311	55	109	109
Exploration Expense	6	-	-	-	-	-
Segment Income (Loss)	(169)	299	(134)	(4)	200	(36)

			Corporate and Eliminations		Consolidated
For the six months ended June 30,			2018	2017	2018	2017
Revenues
Gross Sales			(433)	(204)	10,730	7,649
Less: Royalties			-	-	288	71
			(433)	(204)	10,442	7,578
Expenses
Purchased Product			(328)	(199)	3,853	4,314
Transportation and Blending			(7)	(4)	3,179	1,451
Operating			(97)	(3)	1,177	867
Production and Mineral Taxes			-	-	1	-
(Gain) Loss on Risk Management			(260)	(554)	905	(487)
Depreciation, Depletion and Amortization			29	32	1,194	650
Exploration Expense			-	-	6	-
Segment Income (Loss)			230	524	127	783
General and Administrative			288	101	288	101
Finance Costs			306	267	306	267
Interest Income			(6)	(27)	(6)	(27)
Foreign Exchange (Gain) Loss, Net			489	(486)	489	(486)
Revaluation (Gain)			-	(2,555)	-	(2,555)
Transaction Costs			-	55	-	55
Re-measurement of Contingent Payment			494	(66)	494	(66)
Research Costs			19	9	19	9
(Gain) Loss on Divestiture of Assets			(1)	1	(1)	1
Other (Income) Loss, Net			-	(2)	-	(2)
			1,589	(2,703)	1,589	(2,703)
Earnings (Loss) From Continuing Operations Before Income Tax					(1,462)	3,486
Income Tax Expense (Recovery)					(138)	717
Net Earnings (Loss) From Continuing Operations					(1,324)	2,769

Schedule of Revenues by Product

B) Revenues by Product

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Upstream
Crude Oil	3,104	1,639	5,483	2,667
Natural Gas	70	68	175	72
NGLs	100	32	174	32
Other	20	7	34	10
Refined Product	2,315	1,754	4,078	3,395
Market Optimization	462	643	931	1,606
Corporate and Eliminations	(239)	(106)	(433)	(204)
Revenues From Continuing Operations	5,832	4,037	10,442	7,578

Schedule of Geographical Information

C) Geographical Information

	Revenues
	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Canada	3,480	2,317	6,327	4,176
United States	2,352	1,720	4,115	3,402
Consolidated	5,832	4,037	10,442	7,578

	Non-Current Assets (1)
As at	June 30, 2018	December 31, 2017
Canada (2)	31,381	31,756
United States	4,036	3,856
Consolidated	35,417	35,612
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), goodwill and other assets.
(2)	Certain crude oil and natural gas properties of the Conventional and Deep Basin segments, which reside in Canada, were reclassified as held for sale in current assets.

Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

D) Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets

	E&E Assets		PP&E
As at	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Oil Sands	623	617	22,112	22,320
Deep Basin	3,056	3,056	2,879	3,019
Refining and Marketing	-	-	4,147	3,967
Corporate and Eliminations	-	-	274	290
Consolidated	3,679	3,673	29,412	29,596

	Goodwill		Total Assets
As at	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Oil Sands	2,272	2,272	26,953	26,799
Deep Basin	-	-	6,552	6,694
Conventional	-	-	39	644
Refining and Marketing	-	-	5,708	5,432
Corporate and Eliminations	-	-	1,047	1,364
Consolidated	2,272	2,272	40,299	40,933

Schedule of Capital Expenditures

E) Capital Expenditures (1)

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Capital Investment
Oil Sands	224	215	542	387
Deep Basin	26	13	171	13
Conventional	(2)	50	-	138
Refining and Marketing	35	40	88	86
Corporate and Eliminations	9	9	15	16
	292	327	816	640
Acquisition Capital
Oil Sands (2)	-	11,604	-	11,604
Deep Basin	2	6,627	7	6,627
Total Capital Expenditures	294	18,558	823	18,871
(1)	Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)

In connection with the Acquisition discussed in Note 7, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.